NOTE 6 - SOFTWARE DEVELOPMENT COSTS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
SOFTWARE DEVELOPMENT COSTS [Abstract]
Software Development Costs	$ 60,000
Less: Accumulated amortization	(20,000)
Software Development Costs, net	$ 40,000